Derivatives and Fair Value Measurements - Paid to and Received from Counterparties for Settlements of Matured Swaps (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Paid to counterparties	$ 7,537	$ 829	$ 3,148
Received from counterparties		$ 4,713	$ 915